Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Schedule Of Activities Of The Restricted Shares Abstract
Unvested number of nonvested restricted shares, Balance	0		0
Unvested weighted average FV per ordinary share on the grant date, Balance	$ 0		$ 0
Unvested number of nonvested restricted shares, Granted	11,000	[1]	0
Unvested weighted average FV per ordinary share on the grant date,Granted	$ 48.78	[1]	$ 0
Unvested number of nonvested restricted shares, Vested	(1,000)	[1]	0
Unvested weighted average FV per ordinary share on the grant date,Vested	$ 21.58	[1]	$ 0
Unvested number of nonvested restricted shares, Forfeited	0	[1]	0
Unvested weighted average FV per ordinary share on the grant date, Forfeited	$ 0	[1]	$ 0
Unvested number of nonvested restricted shares, Balance	10,000		0
Unvested weighted average FV per ordinary share on the grant date, Balance	$ 51.5		$ 0

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.